Investment Portfolioas of February 28, 2023 (Unaudited)
DWS Strategic Municipal Income Trust
	Principal Amount ($)	Value ($)

Municipal Investments 162.1%
Alabama 0.3%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	325,000	335,233
Alaska 1.5%
Alaska, Industrial Development & Export Authority, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2044	1,805,000	1,648,496
Arizona 2.4%
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	175,000	158,609
Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	1,000,000	1,073,675
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	150,000	135,761
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	250,000	228,693
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project, Series 2022, 144A, 4.0%, 6/15/2057	515,000	362,504
Yavapai County, AZ, Industrial Development Authority, Hospital Facility, Regional Medical Center, 4.0%, 8/1/2043	675,000	609,968
		2,569,210
California 9.3%
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	115,000	114,158
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	1,310,000	1,626,093
California, Public Finance Authority Revenue, Enso VIillage Project, Series A, 144A, 5.0%, 11/15/2036	500,000	468,790
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group, Series C, 1.55% (a), 3/1/2023, LOC: Barclays Bank PLC	100,000	100,000
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2003-1, Public Improvements, Series B-2, 5.0%, 9/1/2052	1,500,000	1,392,387
California, State General Obligation, 5.0%, 11/1/2043	1,300,000	1,311,210
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	455,000	456,367
Series A, AMT, 5.0%, 6/1/2048	60,000	59,256
California, State Public Finance Authority Revenue, ENSO Village Project:
Series A, 144A, 5.0%, 11/15/2046	55,000	47,219
Series A, 144A, 5.0%, 11/15/2051	125,000	105,135
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 144A, 5.25%, 12/1/2056	925,000	872,227
Series A, 5.5%, 12/1/2054	390,000	386,561
Nuveen AMT-Free Municipal Credit Income Fund, 3.87% (a), 3/1/2023	500,000	500,000
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, Prerefunded, 5.75%, 6/1/2048	1,000,000	1,006,587

San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series D, AMT, 5.0%, 5/1/2048	1,110,000	1,128,236
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, Prerefunded, 5.0%, 1/15/2050	445,000	462,297
		10,036,523
Colorado 5.3%
Colorado, Brighton Crossing Metropolitan District No. 6 Ltd., Series A, 5.0%, 12/1/2050	500,000	420,931
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	500,000	449,571
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	235,000	237,589
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	635,000	682,802
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, Prerefunded, 5.5%, 1/1/2035	1,000,000	1,017,855
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group, Series A, 5.0%, 12/1/2048	260,000	254,554
Denver City & County, CO, Airport Revenue, Series D, AMT, 5.75%, 11/15/2045	220,000	245,115
Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	200,000	195,487
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.0%, 12/1/2048	585,000	593,202
Series A, AMT, 5.25%, 11/15/2043	600,000	602,939
Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	300,000	264,367
Douglas County, CO, Rampart Range Metropolitan District No. 5, Series 2021, 4.0%, 12/1/2051	1,000,000	691,196
		5,655,608
Connecticut 0.1%
Connecticut, Steel Point Infrastructure Improvement District Special Obligation Revenue, Steelpointe Harbor Project, 144A, 4.0%, 4/1/2051	200,000	148,609
District of Columbia 2.3%
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	1,220,000	1,107,153
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	200,000	200,456
Series A, AMT, 5.0%, 10/1/2043	850,000	850,573
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	320,000	287,018
		2,445,200
Florida 15.8%
Brevard County, FL, Health Facilities Authority, Hospital Revenue, Health First, Inc., Series A, 4.0%, 4/1/2052	500,000	447,426
Broward County, FL, Airport Systems Revenue:
Series A, AMT, 4.0%, 10/1/2044	145,000	132,601
Series A, AMT, 4.0%, 10/1/2049	230,000	207,589
Broward County, FL, Port Facilities Revenue:
AMT, 5.25%, 9/1/2047	100,000	105,212
AMT, 5.5%, 9/1/2052	295,000	314,215
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	190,000	142,302
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 144A, 8.125%, 5/15/2044* (b)	290,000	168,200

Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	335,000	341,648
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	230,000	209,725
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	240,000	213,473
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2047	1,200,000	1,120,413
Series A, 5.0%, 6/15/2050	265,000	244,734
Series A, 5.0%, 6/15/2055	460,000	420,952
Florida, Development Finance Corp., Brightline Florida Passenger Rail Expansion Project:
Series A, AMT, 2.9% (c), 12/1/2056	400,000	399,575
Series A, 144A, AMT, 7.25% (c), 7/1/2057	500,000	501,598
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	20,000	20,030
Series B, 5.0%, 7/1/2042	20,000	20,030
Series A-1, 5.0%, 7/1/2051	15,000	14,598
Series B, 5.0%, 7/1/2051	30,000	29,197
Series A-1, 5.0%, 2/1/2057	25,000	23,942
Series B, 5.0%, 7/1/2057	30,000	28,724
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	750,000	679,162
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375% (c), 1/1/2049	155,000	143,987
Series A, 144A, AMT, 6.5% (c), 1/1/2049	170,000	156,277
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	1,685,000	1,547,026
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project, Series A, 144A, 5.25%, 11/15/2056	1,000,000	751,029
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, 4.0%, 10/1/2049	1,000,000	826,704
Florida, Tolomato Community Development District, Special Assessment:
Series 2015-2, Step-up Coupon, 0.0% to 11/1/2024, 6.61% to 5/1/2040	150,000	134,224
Series 2015-3, 6.61%, 5/1/2040* (b)	165,000	2
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	370,000	329,822
144A, 4.375%, 5/1/2050	275,000	236,809
Florida, Village Community Development District No. 13, Special Assessment Revenue, Series 2021, 3.25%, 5/1/2052	265,000	177,416
Florida, Village Community Development District No. 14, 5.5%, 5/1/2053	665,000	652,466
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 5.0%, 10/1/2047	400,000	404,921
Hillsborough County, FL, Aviation Authority, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2048	500,000	506,848
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2044	500,000	501,251
Miami-Dade County, FL, Aviation Revenue, Series B, AMT, 5.0%, 10/1/2040	470,000	481,071
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	665,000	675,559
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.25%, 10/1/2052	385,000	401,953
Palm Beach County, FL, Health Facilities Authority, Jupiter Medical Center, Series A, 5.0%, 11/1/2052	400,000	400,459
Pinellas County, FL, Industrial Development Authority Revenue, Foundation For Global Understanding, Inc. Project, 5.0%, 7/1/2039	825,000	797,758
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project, Series A, 5.5%, 11/15/2049	365,000	300,334

Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	1,150,000	1,144,618
Tampa, FL, Water & Waste Water System Revenue, Series A, 5.25%, 10/1/2057	500,000	560,787
		16,916,667
Georgia 5.4%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, Prerefunded, 6.25%, 5/15/2033	1,000,000	1,006,002
Atlanta, GA, Development Authority Revenue Bonds, Series A-1, 5.0%, 7/1/2027	70,000	72,936
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052	555,000	491,002
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	210,000	215,054
Fulton County, GA, Development Authority Hospital Revenue, Wellstar Health System, Obligated Inc. Project, Series A, 4.0%, 4/1/2050	225,000	201,434
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	775,000	614,965
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	620,000	486,659
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,220,000	1,239,746
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2049	1,000,000	1,014,332
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, 4.0%, 10/1/2047	450,000	409,407
		5,751,537
Hawaii 1.2%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	695,000	702,760
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 3.2%, 7/1/2039	745,000	615,272
		1,318,032
Illinois 16.5%
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2032	105,000	107,862
Series A, 5.0%, 12/1/2033	100,000	102,458
Series H, 5.0%, 12/1/2036	245,000	245,766
Series H, 5.0%, 12/1/2046	140,000	134,347
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2036	500,000	500,241
Series A, 5.0%, 1/1/2044	200,000	194,934
Series A, 5.5%, 1/1/2049	115,000	117,802
Series A, 6.0%, 1/1/2038	555,000	582,559
Chicago, IL, Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B, Zero Coupon, 6/15/2044, INS: AGMC	2,500,000	884,613
Chicago, IL, O'Hare International Airport Revenue:
Series A, AMT, 5.0%, 1/1/2037	1,500,000	1,569,078
Series C, AMT, 5.0%, 1/1/2046	1,000,000	996,720
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series D, AMT, 5.0%, 1/1/2047	975,000	985,170
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	130,000	128,753
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, 4.0%, 12/1/2050	95,000	82,715
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project, Series A, 5.0%, 6/15/2057	390,000	378,156
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,000,000	1,627,151

Illinois, State Finance Authority Revenue, Evangelical Retirement Homes, 5.0%, 2/15/2037* (b)	1,000,000	450,000
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	525,000	522,297
Illinois, State Finance Authority, Health Services Facilities Lease Revenue, University of Health Services Facility Project, 4.0%, 10/1/2055	1,400,000	1,111,573
Illinois, State General Obligation:
Series D, 5.0%, 11/1/2027	500,000	524,065
5.0%, 2/1/2029	495,000	514,918
Series A, 5.0%, 10/1/2033	620,000	646,124
Series B, 5.0%, 10/1/2033	395,000	411,644
5.0%, 2/1/2039	2,000,000	2,008,849
5.0%, 5/1/2039	315,000	316,781
Series A, 5.0%, 12/1/2042	435,000	440,370
Series A, 5.0%, 3/1/2046	135,000	136,418
5.5%, 5/1/2039	385,000	409,289
Series C, 5.5%, 10/1/2045	500,000	527,814
5.75%, 5/1/2045	590,000	625,705
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	385,000	393,796
		17,677,968
Indiana 2.5%
Indiana, Finance Authority Revenue, DePauw University, Series A, 5.5%, 7/1/2052	1,000,000	1,041,843
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	1,560,000	1,570,421
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	120,000	124,728
		2,736,992
Iowa 1.3%
Iowa, Higher Education Loan Authority, Des Moines University Project, 5.375%, 10/1/2052	100,000	103,331
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project, 4.0%, 10/1/2045	1,000,000	878,134
Iowa, Tobacco Settlement Authority Revenue:
Series B-2, Zero Coupon, 6/1/2065	445,000	48,018
Series B-1, 4.0%, 6/1/2049	325,000	318,201
		1,347,684
Kansas 0.2%
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	245,000	222,487
Kentucky 2.1%
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier- Downtown Crossing, Series A, Prerefunded, 6.0%, 7/1/2053	1,440,000	1,451,539
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	130,000	130,297
Series A, 5.25%, 6/1/2041	190,000	193,914
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project:
Series A, 5.0%, 5/15/2047	120,000	121,783
Series A, 5.0%, 5/15/2052	390,000	390,142
		2,287,675

Louisiana 1.7%
Calcasieu Parish, LA, Memorial Hospital Service, District Hospital Revenue, 5.0%, 12/1/2039	500,000	463,846
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2046	1,000,000	1,011,487
Louisiana, Public Facilities Authority Revenue, Tulane University, Series A, 5.0%, 10/15/2052	345,000	365,408
		1,840,741
Maryland 3.8%
Maryland, Stadium Authority Built To Learn Revenue, Series A, 4.0%, 6/1/2047	1,065,000	976,705
Maryland, State Community Development Administration, Department of Housing & Community Development, Residential Revenue, Series D, 5.05%, 3/1/2047	500,000	510,239
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project, 5.0%, 7/1/2056	1,225,000	1,197,695
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	375,000	377,361
Maryland, State Health & Higher Educational Facilities Authority Revenue, Meritus Medical Center Obligated Group, 5.0%, 7/1/2040	1,000,000	1,012,532
		4,074,532
Massachusetts 7.1%
Massachusetts, Educational Financing Authority, Issue M:
Series B, AMT, 2.0%, 7/1/2037	135,000	112,382
Series C, AMT, 3.0%, 7/1/2051	1,470,000	974,525
Series B, AMT, 3.625%, 7/1/2038	585,000	532,327
Series C, AMT, 4.125%, 7/1/2052	1,000,000	820,400
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035	5,000,000	5,222,510
		7,662,144
Michigan 0.5%
Kentwood, MI, Economic Development Corp., Holland Home Obligated Group, Series 2022, 4.0%, 11/15/2043	420,000	336,457
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	90,000	91,858
Michigan, State Finance Authority Revenue, Tobacco Settlement Revenue, “1”, Series A, 4.0%, 6/1/2049	130,000	110,666
		538,981
Minnesota 1.7%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	200,000	203,085
Series A, 5.0%, 2/15/2053	565,000	570,936
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	205,000	208,117
Minnesota, State Housing Finance Agency, Series L, 5.35%, 7/1/2036	660,000	687,169
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	190,000	155,470
		1,824,777
Missouri 2.3%
Kansas City, MO, Industrial Development Authority, Airport Special Obligation, International Airport Terminal Modernization Project, Series B, AMT, 5.0%, 3/1/2046	1,000,000	1,016,889

Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	365,000	294,091
Series A, 5.0%, 2/1/2046	65,000	59,840
Missouri, State Health & Educational Facilities Authority Revenue, St. Louis University, Series B-1, 2.5% (a), 3/1/2023, LOC: Barclays Bank PLC	750,000	750,000
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	145,199
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	225,000	167,080
		2,433,099
Nebraska 0.6%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	535,000	543,928
Nebraska, Central Plains Energy Project, Gas Project Revenue, Series A, 5.0%, 9/1/2029, GTY: Goldman Sachs Group, Inc.	70,000	72,786
		616,714
Nevada 0.2%
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	1,500,000	186,125
New Hampshire 0.7%
New Hampshire, Business Finance Authority Revenue, Series 2022-2, 4.0%, 10/20/2036	746,245	696,994
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037* (b)	83,479	18,365
Series A, 144A, 6.25%, 7/1/2042* (b)	104,348	22,957
		738,316
New Jersey 6.9%
Camden Country, NJ, Improvement Authority School Revenue, KIPP Cooper Norcross Obligated Group, 6.0%, 6/15/2062	600,000	624,947
New Jersey, Economic Development Authority, Self Designated Social Bonds:
Series QQQ, 4.0%, 6/15/2046	40,000	36,457
Series QQQ, 4.0%, 6/15/2050	40,000	36,251
New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	85,000	90,940
Series A, 4.0%, 6/1/2031	125,000	135,029
New Jersey, State Economic Development Authority Revenue, Series BBB, Prerefunded, 5.5%, 6/15/2030	895,000	975,352
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	705,000	526,235
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	270,000	200,604
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	1,000,000	1,006,684
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	115,000	117,947
Series A, 5.0%, 6/15/2047	130,000	132,777
New Jersey, State Educational Facilities Authority Revenue, Steven Institute of Technology, Series A, 4.0%, 7/1/2050	495,000	430,518
New Jersey, State Educational Facilities Authority Revenue, Stockton University, Series A, 5.0%, 7/1/2041	340,000	343,640
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 2.5%, 12/1/2040	205,000	169,418
Series B, AMT, 3.5%, 12/1/2039	160,000	152,860

New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	135,000	140,327
New Jersey, State Transportation Trust Fund Authority, Series AA, 4.0%, 6/15/2045	175,000	160,465
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.0%, 6/15/2046	1,400,000	1,434,229
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series AA, 4.0%, 6/15/2050	180,000	163,130
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.25%, 6/1/2046	525,000	542,688
		7,420,498
New Mexico 0.3%
New Mexico, State Mortgage Finance Authority, “I”, Series D, 3.25%, 7/1/2044	340,000	287,473
New York 8.2%
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	750,000	593,663
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	45,000	45,333
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2047	1,000,000	1,031,284
New York, Metropolitan Transportation Authority Revenue:
Series 2012-G1, 2.6% (a), 3/1/2023, LOC: Barclays Bank PLC	200,000	200,000
Series D, 5.0%, 11/15/2027	215,000	221,331
Series D, 5.0%, 11/15/2033	500,000	518,048
Series D, 5.0%, 11/15/2038	275,000	274,213
Series C-1, 5.25%, 11/15/2055	1,605,000	1,644,203
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series D-3, 4.0%, 11/15/2049	500,000	428,057
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School:
Series A, 4.0%, 7/1/2047	50,000	43,459
Series A, 4.0%, 7/1/2052	60,000	50,921
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group, Inc.	445,000	445,408
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, Series A, AMT, 5.0%, 1/1/2031	100,000	103,271
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project, AMT, 4.0%, 12/1/2042	300,000	262,988
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	1,200,000	1,200,112
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	60,000	61,098
New York City, NY, Housing Development Corp., Series C-1, 4.25%, 11/1/2052	1,000,000	902,601
New York, NY, General Obligation, Series B-3, 3.6% (a), 3/1/2023	100,000	100,000
Port Authority of New York & New Jersey, Series 207, AMT, 5.0%, 9/15/2048	625,000	636,473
		8,762,463
North Carolina 0.3%
New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre, Prerefunded, 5.0%, 10/1/2042	260,000	283,309
Ohio 5.7%
Buckeye, OH, Tobacco Settlement Financing Authority, “2”, Series B-2, 5.0%, 6/1/2055	3,355,000	3,051,171
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	445,000	448,754
Cleveland-Cuyahoga County, OH, Port Authority, Cultural Facility Revenue, Playhouse Square Foundation Project, 5.5%, 12/1/2043	1,290,000	1,312,103

Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	615,000	621,047
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
144A, AMT, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	70,000	67,306
144A, AMT, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	225,000	209,987
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	500,000	439,104
		6,149,472
Oklahoma 0.9%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	450,000	393,679
Series A, 5.5%, 8/15/2041	285,000	270,520
Series A, 5.5%, 8/15/2044	300,000	282,000
		946,199
Oregon 0.6%
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	665,000	679,732
Pennsylvania 6.7%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	60,000	49,524
5.0%, 12/1/2054	175,000	136,247
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	100,000	93,114
5.25%, 7/1/2041	100,000	92,662
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	155,000	162,099
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	315,000	323,305
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	250,000	266,799
5.0%, 6/1/2035	125,000	132,636
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	740,000	753,305
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP:
5.0%, 12/31/2034	1,000,000	1,009,997
5.0%, 12/31/2038	1,000,000	999,867
Pennsylvania, State Economic Development Financing Authority, The Penndot Major Bridges, AMT, 6.0%, 6/30/2061	1,500,000	1,632,419
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 141A, 5.75%, 10/1/2053	240,000	258,600
Pennsylvania, State Turnpike Commission Revenue:
Series A, 4.0%, 12/1/2044	90,000	84,330
Series A, 4.0%, 12/1/2046	60,000	55,475
Series C, 5.0%, 12/1/2044	240,000	244,116
Philadelphia, PA, Authority For Industrial Development, Charter School Revenue, Philadelphia Electrical and Technology Charter High School Project, Series A, 4.0%, 6/1/2056	460,000	328,107
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	500,000	524,111
		7,146,713
South Carolina 2.6%
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	2,000,000	1,740,685
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	1,070,000	1,077,006
		2,817,691

South Dakota 0.3%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project:
Series A, 4.0%, 8/1/2051	175,000	137,674
Series A, 4.0%, 8/1/2056	125,000	95,093
Series A, 4.0%, 8/1/2061	165,000	121,689
		354,456
Tennessee 1.0%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2036	260,000	272,582
Series A, 5.0%, 7/1/2044	400,000	406,316
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2045	500,000	395,256
		1,074,154
Texas 14.3%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, Prerefunded, 5.0%, 1/1/2040	230,000	239,796
Greater Texas, Cultural Education Facilities Finance Corp. Lease Revenue, Epicenter Multipurpose Facilities Project, Series A, 4.0%, 3/1/2050	530,000	471,180
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	750,000	768,008
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	1,250,000	1,244,428
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	1,000,000	850,323
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2045	665,000	676,028
5.0%, 1/1/2048	1,040,000	1,077,485
5.0%, 1/1/2050	315,000	325,945
San Antonio, TX, Education Facilities Corp. Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	55,000	47,557
Series A, 5.0%, 10/1/2051	85,000	69,095
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2046	455,000	380,275
Series A, 4.0%, 4/1/2054	235,000	186,324
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	1,000,000	1,025,476
Tarrant County, TX, Cultural Education Facilities Finance Corp., Buckner Retirement Services Revenue, 5.0%, 11/15/2046	1,000,000	1,003,091
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Health Project, Series D, 5.0%, 11/15/2051	1,000,000	1,050,873
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 2.5% (a), 3/1/2023, LOC: TD Bank NA	600,000	600,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded, 5.0%, 8/15/2043	2,100,000	2,117,432
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2041, INS: BAM	90,000	85,037
Series A, 5.0%, 8/1/2038	300,000	302,287
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, Prerefunded, 5.0%, 4/1/2053	500,000	505,312
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	700,000	631,495

Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project:
4.0%, 11/1/2049	110,000	81,257
4.0%, 11/1/2055	120,000	85,134
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053* (b)	460,000	414,000
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	280,000	283,283
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	825,000	838,421
		15,359,542
Utah 2.4%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2042	595,000	605,405
Series A, AMT, 5.0%, 7/1/2043	190,000	193,782
Series A, AMT, 5.0%, 7/1/2048	115,000	116,510
Utah, Infrastructure Agency Telecommunication Revenue:
Series A, 4.0%, 10/15/2041	100,000	80,671
Series 2019, 4.0%, 10/15/2042	650,000	520,537
Utah, Infrastructure Agency Telecommunications & Franchise Tax Revenue, Pleasant Gove City Project:
4.0%, 10/15/2041	300,000	280,594
4.0%, 10/15/2048	320,000	284,617
Utah, State Charter School Finance Authority, St. George Campus Project, Series A, 144A, 5.0%, 6/15/2052	170,000	147,506
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	320,000	296,853
		2,526,475
Virginia 3.2%
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Richfield Living:
Series 2020, 5.0%, 9/1/2050*	220,000	139,803
Series A, 5.375%, 9/1/2054*	500,000	325,006
Virginia, Housing Development Authority Revenue, Series G, 5.15%, 11/1/2052	1,000,000	1,029,936
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	100,000	93,624
144A, 5.0%, 9/1/2045	600,000	528,465
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	240,000	201,048
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	150,000	138,934
Virginia, Small Business Financing Authority, I-495 Hot Lanes Project, AMT, 5.0%, 12/31/2057	125,000	125,195
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	815,000	812,437
		3,394,448
Washington 5.1%
Washington, Port of Seattle Revenue:
Series A, AMT, 5.0%, 5/1/2043	415,000	420,826
AMT, 5.0%, 4/1/2044	1,000,000	1,033,790
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2043	735,000	494,219
4.0%, 7/1/2031	1,000,000	925,796

Washington, State Health Care Facilities Authority, CommonSpirit Health Obligation Group, Series A-2, 5.0%, 8/1/2044	1,000,000	1,015,816
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project:
Series A, 144A, 5.0%, 1/1/2051	500,000	361,989
Series A, 144A, Prerefunded, 7.375%, 1/1/2044	1,000,000	1,031,822
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	50,000	40,848
Series A, 144A, 5.0%, 7/1/2048	115,000	84,964
Series A, 144A, 5.0%, 7/1/2053	75,000	53,908
		5,463,978
West Virginia 1.9%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facility, Arch Resources Project, Series A, AMT, 4.125% (c), 7/1/2045	1,250,000	1,225,609
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group:
Series A, 5.0%, 6/1/2042	400,000	404,713
Series A, 5.0%, 6/1/2047	405,000	407,471
		2,037,793
Wisconsin 9.6%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	500,000	471,342
Series B, 5.0%, 7/1/2048	1,340,000	971,857
Wisconsin, Public Finance Authority Revenue, Triad Educational Services Ltd.:
Series 2021 A, 4.0%, 6/15/2061	1,115,000	810,461
5.5%, 6/15/2062	1,000,000	973,439
Wisconsin, Public Finance Authority, Eastern Michigan University, Series A-1, 5.625%, 7/1/2055, INS: BAM	770,000	836,043
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	200,000	194,569
5.0%, 7/1/2052	90,000	86,333
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	2,055,000	1,633,106
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	730,000	741,027
Wisconsin, Public Finance Authority, Hospital Revenue, Carson Valley Medical Center, Series A, 4.0%, 12/1/2051	310,000	233,672
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	100,000	80,578
144A, 4.0%, 4/1/2052	100,000	73,509
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	520,000	446,061
144A, 5.75%, 5/1/2054	330,000	271,533
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary's Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2052	1,000,000	876,077
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel, Series B, 144A, 6.0%, 2/1/2062	1,150,000	1,144,976
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	65,000	55,727
144A, 5.0%, 10/1/2048	510,000	422,899
		10,323,209

Guam 0.3%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	70,000	70,266
Guam, International Airport Authority Revenue:
Series C, AMT, 6.375%, 10/1/2043	105,000	106,677
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	110,000	111,757
		288,700
Puerto Rico 6.7%
Puerto Rico, Commonwealth Aqueduct and Sewer Authority, Series A, 144A, 5.0%, 7/1/2047	1,000,000	965,804
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	2,462,048	2,033,814
Series A1, 4.0%, 7/1/2046	250,000	199,076
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	3,476,000	890,829
Series A-1, 4.75%, 7/1/2053	3,500,000	3,137,338
		7,226,861
Other 0.3%
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2021-ML10, 2.046%, 6/25/2038	481,129	360,548
Total Municipal Investments (Cost $182,558,605)		173,917,064

Underlying Municipal Bonds of Inverse Floaters (d) 5.0%
New York
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (e) (Cost $5,511,938)	5,000,000	5,315,152
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0581, 144A, 8.195%, 9/15/2025, Leverage Factor at purchase date: 4 to 1

	Shares	Value ($)

Open-End Investment Companies 0.7%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.71% (f) (Cost $806,044)	805,974	805,893

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $188,876,587)	167.8	180,038,109
Floating Rate Notes (d)	(3.5)	(3,750,000)
Series 2020-1 VMTPS, net of deferred offering costs	(65.2)	(69,943,567)
Other Assets and Liabilities, Net	0.9	963,308
Net Assets Applicable to Common Shareholders	100.0	107,307,850
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 28, 2023. Date shown reflects the earlier of demand date or stated maturity date.

(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)
Variable or floating rate security. These securities are shown at their current rate as of February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(e)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(f)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$179,232,216	$—	$179,232,216
Open-End Investment Companies	805,893	—	—	805,893
Total	$805,893	$179,232,216	$—	$180,038,109

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSMIT-PH1
R-080548-2 (1/25)